Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000831547
Document Type	8-K
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	SPECTRUM PHARMACEUTICALS INC
Entity Incorporation State Country Code	DE
Entity File Number	001-35006
Entity Tax Identification Number	93-0979187
Entity Address, Address Line One	11500 South Eastern Avenue
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	835-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SPPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false